9. Property, plant and equipment (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Depreciation charge	$ 88	$ 108	$ 130	2,985	2,956	3,017	2,408	2,461	2,028